Material accounting policies	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Material accounting policies
3
Material accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements and have been applied consistently by Group entities, unless indicated otherwise.

(a)	Basis of consolidation

(i)
Subsidiaries

The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed when necessary to align them with the accounting policies applied by the Group.

(ii)
Investment in associates

Associates are those entities over which the Group has significant influence, but not control or joint control, over the financial and operating activities. Significant influence is presumed to exist when the Group holds between 20% and 50% of voting rights in another entity. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are taken into account. Associates are recognized initially at cost, including any related transaction costs.

The consolidated financial statements include the Group’s share of the income and expenses in profit or loss and of other comprehensive income of equity accounted investees, after adjustments to align the accounting policies with those of the Group (the ‘Equity method’). When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term interests that form part thereof, is reduced to zero. The recognition of further losses is discontinued except to the extent that the Group has an obligation to support the investee or has made payments on behalf of the investee.

(iii)
Change in interest held in associated companies while retaining significant influence

When the Group increases its interest in an associated company accounted for by the equity method while retaining significant influence, it implements the acquisition method only with respect to the additional interest obtained whereas the previous interest remains unaffected. When there is a decrease in the interest in an associated company accounted for by the equity method while retaining significant influence, the Group derecognizes a proportionate part of its investment and recognizes in profit or loss a gain or loss from such decrease in interest.

(b)	Foreign currency

(i)
Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currency of Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date.

(ii)
Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into United States dollars at exchange rates at the reporting date. The income and expenses of foreign operations are translated to United States dollars at exchange rates at the dates of the transactions.

Foreign currency differences are recognized in other comprehensive income and presented in the foreign currency translation reserve (translation reserve) in equity. However, if the operation is a non-wholly-owned subsidiary, then the relevant proportionate share of the translation difference is allocated to the non-controlling interests.

(c)	Financial instruments

(i)	Non-derivative financial assets

Initial recognition of financial assets

The Group initially recognizes receivables, deposits and loans on the date that they are originated. All other financial assets acquired in a regular way of purchase, are recognized initially on the trade date which is the date that the Group becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset, unless the asset is subsequently measured at fair value through profit or loss. A trade receivable without a significant financing component is initially measured at the transaction price.

Classification of financial assets into categories and the accounting treatment of each category

The Group’s non-derivative financial instruments include investments in debt and equity securities, trade and other receivables and cash and cash equivalents, classified at initial recognition to one of the following measurement categories: (i) amortized cost, (ii) fair value through other comprehensive income – investments in debt instruments, (iii) fair value through other comprehensive income – investments in equity instruments, or (iv) fair value through profit or loss.

A financial asset, not designated at fair value through profit or loss, is measured at amortized cost if it meets both of the following conditions: (i) it is held within a business model whose objective is to hold assets to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on specified dates.

A financial asset, not designated at fair value through profit or loss asset, is measured at fair value through other comprehensive income if it meets both of the following conditions: (i) it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and (ii) the contractual terms of the debt instrument give rise to cash flows representing solely payments of principal and interest on specified dates.

All financial assets which are not designated at fair value through profit or loss and are not classified as measured at amortized cost or per fair value through other comprehensive income as described above, are measured at fair value through profit or loss.

The Group’s balances of trade and other receivables and deposits are held within a business model whose objective is collecting the contractual cash flows. The contractual cash flows of these financial assets represent solely payments of principal and interest that reflects consideration for the time value of money and the credit risk. Accordingly, these financial assets are subsequently measured at amortized cost.

The Group classifies its investment instruments according to the objectives of the business model within which the instruments are held, at the level of the portfolio. Such assessment considers the Company’s stated policies and objectives for the portfolio and management’s considerations in evaluating its performance, as well as the frequency, volume and timing of purchases and disposals of the portfolio’s financial assets, in prior periods and per future expectations. See also Notes 9 and 29(c) in respect of the classification of the Company’s investment instruments.

Impairment of financial assets

Impairment losses related to financial assets, including trade and other receivables, are presented under financing expenses. See also Note 3(f).

Derecognition of financial assets

The Group derecognizes a financial asset when the contractual rights of the Group to the cash flows from the asset expire or the Group transfers the rights to receive the contractual cash flows from the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Subsequent measurement and gains and losses

Financial assets at fair value through profit or loss - these assets, mostly investments in equity instruments, are subsequently measured at fair value, net gains and losses, including any interest income or dividend income, are recognized in profit or loss.

Investments in equity instruments at fair value through other comprehensive income - these assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss, unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in other comprehensive income and are never reclassified to profit or loss.

Financial assets at amortized cost - these assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses, impairment losses / recoveries and gains or losses on derecognition are recognized in profit or loss, as financial income (expenses).

Investments in debt instruments at fair value through other comprehensive income - these assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment losses /recoveries are recognized in profit or loss. Other net gains and losses are recognized in other comprehensive income.

On derecognition, gains and losses accumulated in other comprehensive income are reclassified to profit or loss.

Cash and cash equivalents

Cash include cash balances available for immediate use. Cash equivalents include call deposits and liquidity funds representing short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

(ii)	Non-derivative financial liabilities

The Group’s non-derivative financial liabilities include lease liabilities, loans and borrowings from banks and others, and trade and other payables.

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. With respect to lease liabilities, the Group also remeasures their carrying amount to reflect reassessments and / or modifications of their respective lease (see also Note 3(d)(ii)).

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

(iii)	Derivative financial instruments

Derivatives are recognized initially at fair value, as attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives, including embedded derivatives presented separately, are measured at fair value and changes therein are recognized in profit or loss.

(iv)	Share capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity.

(d)	Vessels, containers, handling equipment and other tangible assets

(i)
Owned assets

Vessels, containers, handling equipment and other tangible assets are recorded at cost less accumulated depreciation (see below) and accumulated impairment losses (see Note 3(f)). The cost of inspecting a vessel (dry-docking), that needs to be performed after a number of years of operation (usually once every five years), is separated from the cost of the vessel as a separate cost component and depreciated over the period until the following inspection. The Group’s management believes that there is no other material separate component whose expected period of use is different from the expected period of use of the vessel as a whole.

Subsequent costs

The Group recognises within the carrying amount of an asset (vessel, container, handling equipment or other tangible asset), the cost of replacing part of such an asset, when that cost is incurred, if it is probable that the future economic benefits embodied with such part will flow to the Group and the cost of the part can be measured reliably (while the carrying amount of the replaced part is derecognized). The costs of material improvements that increase the economic benefits expected from the assets are capitalised. All other costs are recognized as an expense in profit or loss as incurred.

Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value.

An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management.

Depreciation is recognized in profit and loss on a straight-line basis over the estimated useful life of each part of the asset. Freehold land is not depreciated.

The estimated useful lives of vessels, containers, handling equipment and other tangible assets are as follows (in most cases taking into account a residual value of 10%-20% of the cost of the assets, where applicable):

years
1. Vessels	Mainly 25
2. Containers	Mainly 13-15
3. Chassis	30
4. Other equipment	13
5. Dry docking for owned vessels	Up to 5

The estimated useful lives of other tangible assets for the current and comparative periods are as follows:

		years
1.	Buildings	25
2.	Computer systems and communication equipment	4 - 7	(Mainly 5 years)
3.	Other	5 - 15

Depreciation methods, useful life and residual values are reviewed at each reporting date.

(ii)
Leased (Right-of-use) assets

A lease, in accordance with IFRS 16, is an arrangement that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The lease is initially recognized on the date in which the lessor makes the underlying asset available for use by the lessee.

Upon initial recognition, the Group as a lessee recognizes a lease liability at the present value of the future lease payments during the lease term and concurrently recognizes a right-of-use asset at the same amount of the liability, adjusted for any prepaid and/or initial direct costs incurred in respect of the lease. The present value is calculated using the implicit interest rate of the lease, or the Company’s incremental borrowing rate applicable for such lease, when the implicit rate is not readily determinable. The lease term is the non-cancellable period of the lease, considering also extension and/or termination options which are reasonably certain to apply (see also Note 4(i)(b)).

Following recognition, the Group depreciates a right-of-use asset on a straight-line basis (see below), as well as adjust its value to reflect any re-measurement of its corresponding lease liability or any impairment losses in accordance with IAS 36.

The Group chose to apply the available exemptions, with respect to certain assets or asset classes, for short-term leases and leases of low-value assets, as well as the expedient for the inclusion of non-lease components in the accounting of a lease.

The purchase and sale of slots (container spaces on operated vessels) from and to other carriers, are not accounted as leases, since these arrangements do not refer to an identified asset. Such arrangements are recorded in profit or loss as service contracts, per the time-based portion completed as at the reporting date.

Lease modifications
When a lease modification increases the scope of the lease by adding a right to use one or more underlying assets, and the consideration for the lease increased by an amount commensurate with the stand-alone price for the increase in such circumstances, the Group accounts for the modification as a separate lease. When the Group doesn’t account the modification as a separate lease, the Group determines the revised terms and remeasures the lease liability by discounting the revised lease payments using a revised discounting rate, against the right-of-use asset.

For lease modifications that includes a decrease in scope of the lease, as a preceding step and before remeasuring the lease liability against the right-of-use asset, the Group first recognizes a decrease in the carrying amount of the right-of-use asset (on a pro-rata basis) and the lease liability (considering the revised lease payments and the pre-modification discounting rate), in order to reflect the partial or full cancellation of the lease, with the net change recognized in profit or loss.

A lease contract that is terminated early as a result of the underlying asset being acquired by the Group, while no purchase option was originally available, is accounted similarly to a modification. Accordingly, the related lease liability and the right-of-use asset are remeasured per the revised cash flows, reflecting the payments related to the purchase and to the remaining lease period (if any). Under this approach, no settlement gain or loss arises.

Sale and lease-back

The Group applies the requirements of IFRS 15 to determine whether an asset transfer is accounted for as a sale. If an asset transfer satisfies the requirements of IFRS 15 to be accounted for as a sale, the Group measures the right-of-use asset arising from the leaseback at the proportion of the previous carrying amount that relates to the right of use retained by the Group. Accordingly, the Group only recognizes the portion of gain or loss that relates to the rights transferred.

If the asset transfer does not satisfy the requirements of IFRS 15 to be accounted for as a sale, the Group accounts the transaction as secured borrowing. This mostly applies when options embedded in the lease-back arrangement are expected to result with retained ownership of the Group over the transferred asset.  If such options eventually expire with no retained ownership of the asset, the Group accounts for such transaction as a sale on the options expiration date.

Depreciation

Right-of-use assets are depreciated over the lease term, or their useful lives (considering residual value, when applicable) if it is reasonably certain that the Group will obtain ownership by the end of the lease term. The term of leases in which the Group is engaged with, are as follows:

years
1.	Vessels	1 – 12
2.	Containers	1 - 13
3.	Buildings, vehicles and other assets	Mainly 1 - 8

(e)	Intangible assets

(i)
Development of software

Development activities involve a plan or design for the production of new or substantially improved processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete the development and to use the asset. The expenditures capitalized, mostly in respect of development and enhancement of information systems, include the cost of direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in profit or loss as incurred.  In subsequent periods, capitalized development expenditures are measured at cost less accumulated amortization and accumulated impairment losses.

(ii)
Software

The Group’s assets include computer systems consisting of hardware and software. The licenses for the software, which are considered to be a separate item, adding functionality to the hardware, are classified as intangible assets.

(iii)
Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset, or other amount substituted for cost, less its residual value (if applicable). Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use in the manner intended by management. The estimated useful lives for the current and comparative periods are as follows:

Software	5 years
Capitalised software development costs	5-8 years

Amortization methods, useful life and residual values are reviewed at each reporting date.

(f)	Impairment

(i)
Financial assets

The Group recognizes an expected credit loss, considering the lifetime of a financial asset, when it determines that the credit risk of such financial asset has increased significantly since initial recognition, based on reasonable and supportable indicative information. Otherwise, the Group recognizes an expected credit loss of a financial asset, considering the following twelve-month period. An impairment loss is calculated as the difference between the financial asset’s carrying amount and the present value of its estimated (probability-weighted, where applicable) future cash flows discounted at the original effective interest rate. Allowances for expected credit losses of financial assets measured at amortized cost are recognized in profit or loss and deducted from the gross carrying amount of the financial assets. For investments in debt instruments at fair value through other comprehensive income, allowances for expected credit losses are recognized in profit or loss against other comprehensive income.

(ii)
Non-financial assets

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (hereinafter: cash-generating unit, or “CGU”). The Company concluded that its operating assets are grouped to two cash-generating units, Container shipping services and Vehicle shipping services.

The recoverable amount of an asset or cash-generating unit is the greater of its value-in-use and its fair value less costs to sell.

In 2024 and 2023, the Group, further to its assessment of indicators for impairment loss / recovery (see also Note 4(a)), estimated the recoverable amount of its CGUs which have been tested for impairment, on the basis of value-in-use, using the discounted cash flow (DCF) method.

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the CGU’s recoverable amount is estimated.  An impairment loss is recognized if the carrying amount of the Company's cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit and then to reduce the carrying amount of the other assets in that unit, on a pro rata basis (considering that the carrying amount of each individual asset will not be reduced below the greater of its value-in-use and its fair value less costs to sell).

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are re-assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(g)
Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the moving average method, and mainly includes bunker (fuel and liquefied natural gas) on board of operated vessels.

(h)	Employee benefits

(i)
Post-employment benefits

The Group has a number of post-employment benefit plans. The plans are usually financed by deposits with insurance companies or with funds managed by a trustee, and they are classified as defined contribution plans or as defined benefit plans.

(a)
Defined contribution plans

A defined contribution pension plan is a post-employment benefit plan under which an entity pays fixed contributions to a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the periods during which related services are rendered by the employee.

(b)
Defined benefit plans

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Group’s net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and the fair value of any plan assets is deducted from the defined benefit liability. The calculation is performed by a qualified actuary using the projected unit credit method.

The Group recognizes immediately, directly in other comprehensive income, all actuarial gains and losses arising from defined benefit plans. Gains or losses resulting from settlements of a defined benefit plan are recognized in profit or loss.

(ii)
Termination benefits

Termination benefits are recognized as an expense when the Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy.

(iii)
Other long-term benefits

The Group’s net obligation in respect of long-term service benefits, other than pension plans, is the amount of future benefits that employees have earned in return for their service in the current and prior periods; these benefits are discounted to determine their present value, and the fair value of any related assets is deducted. Any actuarial gains or losses are recognized in profit or loss in the period in which they arise.

(iv)
Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related employees’ services are provided. The employee benefits are classified, for presentation purposes, as short-term benefits or as other long-term benefits depending on when the Group expects the benefits to be settled.

(i)
Share-based compensation

The grant date fair value of share-based compensation awards granted to employees is recognized as a payroll expense, with a corresponding increase in equity, over the period during which the employees become unconditionally entitled to the awards. The amount recognized as an expense in respect of share-based compensation awards that are conditional upon meeting service  conditions, is adjusted to reflect the number of awards that are expected to vest.

If the terms of an award previously granted are modified by increasing the fair value of the equity instruments granted, such incremental fair value, measured immediately before and after the modification, is recognized for the grantee’s services as a salary expense, over the period from the modification date and until the modified equity instruments are fully vested.

(j)
Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is more likely than not that an outflow of economic benefits will be required to settle the obligation.

The Group recognizes a reimbursement asset if, and only if, it is virtually certain that the reimbursement will be received if the Group settles the obligation. The amount recognized in respect of the reimbursement does not exceed the amount of the provision.

Provision for legal matters

The statement of financial position includes appropriate provisions in respect of legal matters involving the Group, in each of which, in the opinion of the Group's management, based, among others, on the opinion of its legal advisers obtained in respect of those matters, it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of obligation can be estimated reliably.  Note 27 includes details of additional exposure due to contingent legal matters, where the amounts might be significant.

(k)
Revenue Recognition from shipping services and related expenses

Revenue from containerized and non-containerized cargo

The Group considers each freight transaction as comprised of one performance obligation, recognized per the time-based portion completed as at the reporting date. The operating expenses related to cargo traffic are recognized immediately as incurred. If the expected incremental and other direct costs related to the cargo exceed its expected related revenue, a provision for onerous contracts is recognized as an expense in profit or loss, in accordance with IAS 37.

Contract assets and contract liabilities relating to the same contract are presented on a net basis in the statement of financial position. However, trade receivables and contract liabilities deriving from the same contract are presented on a gross basis in the statement of financial position.

Revenue from demurrage

Revenues from demurrage and detentions of containers are accounted as separate performance obligation and recognized over time, up until the customer’s late return or pick-up of the related containers.

Revenue from related and value-added services

Revenues from related and value-added services provided to the customers by the Company and its subsidiaries, such as handling of documentation, customs, duties and logistic services, are accounted as separate performance obligation and recognized when the service is rendered.

Cooperation agreements

Non-monetary exchange of slots with other shipping companies in order to facilitate sale of services to customers are not recognized as revenues.

(l)
Finance income and expenses

Finance income includes interest income recognized in profit or loss as it accrues, using the effective interest method. Finance expenses include mainly interest expense in respect of lease liabilities and borrowings and impairment losses recognized with respect of trade and other receivables.

Foreign currency gains and losses are reported on a net basis.

In the statements of cash flows, interest received and dividends received are presented as part of cash flows from operating activities. Interest paid and dividends paid are presented as part of cash flows from financing activities.

(m)
Income taxes

Income taxes include current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to amounts relate to items recognized directly in equity or in other comprehensive income, to the extent they relate to such items. Current taxes are the taxes payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their corresponding amounts used for taxation purposes. Deferred taxes are not recognized in respect of temporary differences relating to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future, either by way of selling the investment or by way of distributing dividends by the investee.

Deferred taxes are measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised, or to the extent it can be utilized in future periods against taxable temporary differences (i.e. deferred tax liabilities).

Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised (see also Note 4(e)).

Additional income taxes that arise from the distribution of dividends are recognized in profit or loss when the liability to pay the related dividends is recognized by the distributing company.

Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities if, the Company or the Group has the legally enforceable right to set off such balances and the following additional conditions are met:

- In the case of current tax assets and liabilities, the Company or the Group intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously; or

- In the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on the same taxable entity.

(n)
Segment information

The Group is managed as one operating unit, generating revenues from operating a global liner service network of cargo shipping and related services, in which lines share the use of its resources and their performance are co-dependent. Accordingly, the chief operating decision maker manages and allocates resources to the entire liner network. As there is no appropriate allocation for the Group’s results, assets and liabilities, these are all attributed to the Group’s single operating segment.

(o)
Earnings (losses) per share

The Group presents basic and diluted earnings (losses) per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the reported period. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, for the effects of all dilutive potential ordinary shares, if any.